NONCONTROLLING INTERESTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interests in Subsidiaries

Noncontrolling interests in subsidiaries of the Company were as follows at December 31:

	December 31,
	2011	2012
Cinemark Partners II — 49.2% interest (in one theatre)	$7,864	$7,701
Laredo Theatres — 25% interest (in two theatres)	372	913
Greeley Ltd. — 49.0% interest (in one theatre)	695	622
Others	1,831	1,683

Total	$10,762	$10,919

Summary of Impact of Changes in Company's Ownership Interest in its Subsidiaries on Its Equity

Below is a summary of the impact of changes in the Company’s ownership interest in its subsidiaries on its equity:

	Years ended December 31,
	2010	2011	2012
Net income attributable to Cinemark USA, Inc.	$147,387	$131,928	$170,313

Transfers from noncontrolling interests
Increase in Cinemark USA, Inc. common stock and additional paid-in-capital for the Colombia Share Exchange (see Note 7)	$6,951	$—	$—
Decrease in Cinemark USA, Inc. additional paid-in-capital for the buyout of Panama noncontrolling interests (see Note 7)	(390)	—	—
Decrease in Cinemark USA, Inc. additional paid-in-capital for the buyout of Chile noncontrolling interests (see Note 7)	—	(1,402)	—

Net transfers from non-controlling interests	6,561	(1,402)	—

Change from net income attributable to Cinemark USA, Inc. and transfers from noncontrolling interests	$153,948	$130,526	$170,313